CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Total revenues	¥ 40,826,521,106	$ 6,406,572,060	¥ 35,129,458,616	¥ 29,746,287,759
Cost of revenues	(34,168,686,106)	(5,361,812,464)	(28,957,798,084)	(24,314,602,138)
Gross profit	6,657,835,000	1,044,759,596	6,171,660,532	5,431,685,621
Selling and marketing	(2,856,464,995)	(448,241,690)	(2,473,982,242)	(2,250,335,913)
General and administrative	(1,963,562,082)	(308,125,739)	(1,409,371,207)	(1,059,026,633)
Impairment of long-lived assets	(273,712,982)	(42,951,540)	(114,167,665)	(68,262,038)
Research and development	(461,589,946)	(72,433,535)	(389,192,056)	(324,434,526)
Total operating expenses	(5,555,330,005)	(871,752,504)	(4,386,713,170)	(3,702,059,110)
Income from operations	1,102,504,995	173,007,092	1,784,947,362	1,729,626,511
Interest expenses, net	(624,029,438)	(97,923,836)	(459,233,810)	(391,582,064)
Subsidy income	465,685,219	73,076,173	191,980,690	63,016,966
Exchange gain/(loss), net	(355,498,839)	(55,785,525)	(336,522,915)	8,808,559
Other income, net	1,911,050	299,885	2,292,191	17,873,433
Gain on disposal of subsidiaries	0	0	0	19,935,109
Convertible senior notes issuance costs	0	0	0	(18,646,101)
Income before income taxes	1,089,902,804	171,029,533	566,371,892	1,251,186,211
Income tax expenses	(194,140,148)	(30,464,826)	(178,410,780)	(277,979,001)
Equity in (loss)/income of affiliated companies	59,808,853	9,385,314	(52,705,838)	(48,854,715)
Net income	955,571,509	149,950,021	335,255,274	924,352,495
Less: Net income attributable to the non-controlling interests	(234,553,599)	(36,806,578)	(104,870,621)	(25,690,269)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 721,017,910	$ 113,143,443	¥ 230,384,653	¥ 898,662,226
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic | (per share)	¥ 3.78	$ 0.59	¥ 1.29	¥ 5.31
Diluted | (per share)	2.01	0.31	(1.36)	4.85
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 15.12	$ 2.37	¥ 5.15	¥ 21.22
Diluted	8.02	1.26	(5.42)	19.40
Weighted average ordinary shares outstanding
Basic	190,672,869	190,672,869	178,938,853	169,363,306
Diluted	205,719,772	205,719,772	171,438,853	166,567,757
Number of ordinary shares per ADS	4	4
Interest Rate Swap [Member]
Change in fair value of foreign exchange forward contracts	¥ 0	$ 0	¥ (78,878,089)	¥ (69,974,512)
Foreign Exchange Forward Contract [Member]
Change in fair value of foreign exchange forward contracts	288,880,284	45,331,620	191,185,803	(78,283,526)
Third Party [Member]
Total revenues	40,794,758,592	6,401,587,828	35,067,287,007	29,592,010,063
Related Party [Member]
Total revenues	31,762,514	4,984,232	62,171,609	154,277,696
Convertible Senior Notes and Call Options [Member]
Change in fair value of foreign exchange forward contracts	191,640,770	30,072,619	(725,791,523)	(29,257,458)
Foreign exchange option
Change in fair value of foreign exchange forward contracts	¥ 18,808,763	$ 2,951,505	¥ (3,607,817)	¥ (330,706)